EQUITY (Tables)	12 Months Ended
Sep. 30, 2024
Equity [Abstract]
SCHEDULE OF NON - CONTROLLING INTERESTS

	September 30, 2024
	Huayou Huitong	Sichuan Leishen Hongzhuo	Total
	US$	US$	US$
Paid-in capital	$53,405	$1,049,361	$1,102,766
Deficit	(35,622)	(362,586)	(398,208)
Accumulated other comprehensive loss	(17,356)	(18,281)	(35,637)
Total non-controlling interests	$427	$668,494	$668,921

	September 30, 2023
	Huayou Huitong	Sichuan Leishen Hongzhuo	Total
	US$	US$	US$
Paid-in capital	$580,838	$718,435	$1,299,273
Deficit	(116,082)	(176,471)	(292,553)
Accumulated other comprehensive loss	(21,111)	(32,320)	(53,431)
Total non-controlling interests	$443,645	$509,644	$953,289